Related Party Balances And Transactions - Summary of Amounts Due from Related Parties (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related parties borrowings terms	5 years
Related parties weighted average interest rate for outstanding borrowings	4.90%